Short-term bank borrowings (Tables)	12 Months Ended
Dec. 31, 2022
Short-term bank borrowings
Schedule of Short-term bank borrowings

	As of December 31,
	2021	2022
	RMB	RMB
Secured bank loans	134,600	72,500
Unsecured bank loans	180	—
Short-term borrowing	134,780	72,500